UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross, 100 Half Day Road, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 295-5000

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

(Semi-Annual Report for the period 1/1/10 through 6/30/10 is filed herewith)

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (1/1/10)	Ending Account Value (6/30/10)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/10 to 6/30/10)
Actual	$1,000.00	$1,000.10	0.28%	$1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.28	1.40

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$404,093,779
Receivables:
Administration fees (Note 2)	166,270
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	404,261,033

LIABILITIES
Payables:
Distribution to shareholders	7,533
Accrued Trustees fees	12,891
Accrued shareholder servicing fees	232,736
Other accrued expenses	98,713

Total Liabilities	351,873

NET ASSETS	$403,909,160

Net assets consist of:
Paid-in capital	$403,899,837
Undistributed net investment income	811
Accumulated net realized gain	8,512

NET ASSETS	$403,909,160

Shares outstanding	403,898,116

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$545,700
Expenses[1]	(128,076)

Net investment income allocated from Master Portfolio	417,624

FUND EXPENSES (Note 2)
Administration fees	1,005,907
Shareholder servicing fees	457,592
Fund accounting & transfer agent fees	43,880
Legal fees	36,993
Audit fees	11,954
Printing costs	37,279
Registration costs	64,000
Trustees fees	24,857

Total fund expenses	1,682,462

Fees reimbursed by Hewitt Associates LLC (Note 2)	(1,305,686)

Total Net Expenses	376,776

NET INVESTMENT INCOME	40,848

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	13,916

Net gain on investments	13,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,764

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $57,934.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended June 30, 2010 (Unaudited)	For The Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$40,848	$210,732
Net realized gain	13,916	9,258

Net increase in net assets resulting from operations	54,764	219,990

Distributions to shareholders:
From net investment income	(40,848)	(210,732)

Total distributions to shareholders	(40,848)	(210,732)

Capital share transactions (Note 3):
Net capital share transactions	82,524,693	(22,334,331)

Net increase (decrease) in net assets resulting from capital share transactions	82,524,693	(22,334,331)

Increase (decrease) in net assets	82,538,609	(22,325,073)

NET ASSETS:
Beginning of Period	321,370,551	343,695,624

End of Period	$403,909,160	$321,370,551

Undistributed net investment income included in net assets at end of period	$811	$811

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended Jun. 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.02	0.04	0.04	0.02
Net realized gain (loss)	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	(0.00)[1]

Total from investment operations	0.00	0.00	0.02	0.04	0.04	0.02

Less distributions from:
Net investment income	0.00 [1]	0.00 [1]	(0.02)	(0.04)	(0.04)	(0.02)

Total distributions	0.00	0.00	(0.02)	(0.04)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[2]	0.07%	2.00%	4.48%	4.22%	2.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$403,909	$321,371	$343,696	$268,290	$183,047	$129,465
Ratio of net expenses to average net assets[3,4,5]	0.28%	0.48%	0.96%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	1.02%	1.04%	1.05%	1.06%	1.06%	1.15%
Ratio of net investment income to average net assets[3,4,5]	0.02%	0.07%	1.94%	4.38%	4.17%	2.41%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[3,4]	(0.72)%	(0.49)%	1.85%	4.27%	4.06%	2.21%

[1]	Rounds to less than $0.0 or ($0.00).

[2]	Not annualized.

[3]	Annualized for periods of less than one year. Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.

[4]

Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.

[5]	Ratios for the period ended June 30, 2010 and year ended December 31, 2009 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Accounting Standards Codification 820 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices or identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (2.75% of total Master Portfolio assets as of June 30, 2010).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(continued)

for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2010.

As of December 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $5,404 expiring in 2016. Such losses may be applied against any net realized taxable gains in the succeeding years or until the expiration date, whichever occurs first.

Management has reviewed the tax positions as of June 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(continued)

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2010, Hewitt Associates reimbursed the Fund $1,305,686 for expenses related to this agreement.

Hewitt Associates and BlackRock Institutional Trust Company, N.A. (“BTC”) have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

3. Capital Share Transactions

As of June 30, 2010, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	160,989,988	$160,989,988	163,219,445	$163,219,445
Shares issued in reinvestments of dividends	39,827	39,827	392,385	392,385
Shares redeemed	(78,505,122)	(78,505,122)	(185,946,161)	(185,946,161)

Net increase (decrease)	82,524,693	$82,524,693	(22,334,331)	$(22,334,331)

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(concluded)

4. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2010. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

as of June 30, 2010 (Unaudited)

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	32%
Commercial Paper	26
Repurchase Agreements	21
U.S. Government Sponsored Agency Obligations	16
U.S. Treasury Obligations	3
Time Deposits	2

Total	100%

MONEY MARKET MASTER PORTFOLIO

(Percentages shown are based on Net Assets)

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.37%, 7/12/10	$270,000	$270,000,410
0.44%, 12/13/10	77,600	77,600,000
0.39%, 1/28/11	175,000	175,000,000
Bank of Nova Scotia, Houston:
0.35%, 10/01/10	556,715	556,715,000
0.39%, 10/15/10	100,000	99,998,531
Barclays Bank Plc, New York,
0.42%, 8/18/10	572,640	572,640,000
Credit Agricole Corporate and Investment Bank, New York,
0.35%, 10/12/10	270,000	270,000,000
Dexia Credit Local, New York,
0.45%, 6/29/11	157,000	157,000,000
Intesa Sanpaolo,
0.40%, 10/15/10	300,000	299,973,014
KBC Bank N.V., New York,
0.37%, 7/20/10	391,370	391,370,000
Lloyds TSB Bank Plc, New York,
0.85%, 5/06/11	75,000	75,000,000
Mizuho Corporate Bank, New York:
0.40%, 7/14/10	173,600	173,600,000
0.40%, 7/19/10	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.29%, 7/23/10	107,495	107,496,442
0.35%, 1/10/11	110,000	110,000,000
0.35%, 1/13/11	202,000	202,000,000
Royal Bank of Canada, New York:
0.35%, 10/01/10	125,000	125,000,000
0.35%, 1/21/11	116,015	116,015,000
Societe Generale, New York:
0.37%, 7/12/10	128,000	128,000,000
1.05%, 5/05/11	110,000	110,000,000
State Street Bank & Trust Co.,
0.29%, 7/07/10	150,000	150,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 7/14/10	287,180	287,180,000
0.40%, 7/22/10	100,000	100,000,000

Total Certificates of Deposit—31.7%		4,654,588,397

Commercial Paper(b)

Amsterdam Funding Corp.,
0.29%, 7/13/10	52,000	51,994,973
BNP Paribas Finance, Inc.,
0.28%, 7/12/10	450,000	449,961,500
BNZ International Funding Ltd.,
0.43%, 2/01/11(c)	250,000	250,014,807
Cancara Asset Securitisation LLC,
0.37%, 7/02/10(c)	171,100	171,098,242
CRC Funding LLC,
0.30%, 7/16/10	32,000	31,996,000
Credit Suisse, New York,
0.50%, 9/16/10	184,000	183,803,222
Danske Corp. – GTD,
0.33%, 7/12/10(c)	300,000	299,969,750
Dexia Delaware LLC,
0.44%, 7/06/10	250,000	249,984,722
DnB NOR Bank ASA,
0.50%, 9/21/10(c)	301,875	301,531,198
Edison Asset Securitization LLC, 0.47%,
9/16/10(c)	20,000	19,979,894
Grampian Funding LLC,
0.31%, 7/13/10(c)	58,000	57,994,007

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

(Percentages shown are based on Net Assets)

SCHEDULE OF INVESTMENTS—(continued)

June 30, 2010 (Unaudited)

Commercial Paper(b)	Par (000)	Value
ING US Funding LLC:
0.30%, 7/12/10	$502,000	$501,953,983
0.30%, 7/16/10	372,000	371,953,500
Rabobank USA Financial Corp.,
0.30%, 7/29/10	236,161	236,105,896
Royal Park Investment Funding Corp.,
0.26%, 7/08/10(c)	135,000	134,993,306
Societe Generale North America, Inc.,
0.29%, 7/15/10	35,000	34,996,053
Surrey Funding Corp.,
0.30%, 7/16/10(c)	26,000	25,996,750
Unicredit Bank Ireland Plc,
0.35%, 7/15/10(c)	497,000	496,932,353

Total Commercial Paper—26.3%		3,871,260,156

Time Deposits
Citibank NA, New York,
0.10%, 7/01/10	245,000	245,000,000

Total Time Deposits—1.7%		245,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae,
3.00%, 7/12/10	150,000	150,123,962
Federal Farm Credit Bank Variable Rate Notes,
0.34%, 5/26/11(d)	62,225	62,219,299
Federal Home Loan Bank,
0.75%, 1/18/11	35,030	35,094,647
Federal Home Loan Bank Variable Rate Notes,
0.23%, 10/06/11(d)	187,000	186,903,800
Freddie Mac Discount Notes,
0.00%, 1/19/11(b)	400,000	399,326,667
Freddie Mac Variable Rate Notes:
0.14%, 11/09/11(d)	730,075	729,370,733
0.15%, 1/13/12(d)	652,995	652,386,290
0.31%, 2/16/12(d)	110,000	109,927,736

Total U.S. Government Sponsored Agency Obligations—15.8%		2,325,353,134

U.S. Treasury Obligations(b)
U.S. Treasury Bill,
0.00%, 12/02/10	500,000	499,534,792

Total U.S. Treasury Obligations – 3.4%		499,534,792

Repurchase Agreements
Banc of America Securities LLC, 0.36%, dated 6/30/10, due 7/1/10, maturity value $350,003,500 (collateralized by non-U.S. government debt securities, 0.00% to 9.03%, 2/15/11 to 9/25/37, par and fair value of $600,848,502 and $367,500,000, respectively)	350,000	350,000,000
Banc of America Securities LLC, 0.46%, dated 6/30/10, due 8/16/10, maturity value $350,210,194 (collateralized by non-U.S. government debt securities, 0.00% to 9.31%, 5/15/11 to 3/17/51, par and fair value of $434,497,953 and $367,500,000, respectively)	350,000	350,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

(Percentages shown are based on Net Assets)

SCHEDULE OF INVESTMENTS—(continued)

June 30, 2010 (Unaudited)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.23%, dated 6/30/10, due 7/1/10, maturity value $425,002,715 (collateralized by non-U.S. government debt securities, 0.91% to 9.85%, 10/15/10 to 4/15/24, par and fair value of $399,211,981 and $437,750,000, respectively)	$425,000	$425,000,000
Citigroup Global Markets Inc., 0.31%, dated 6/30/10, due 7/1/10, maturity value $69,000,594 (collateralized by U.S. government obligations, 0.00% to 4.75%, 7/8/10 to 5/31/16, par and fair value of $67,202,900 and $70,380,003, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.51%, dated 6/30/10, due 7/1/10, maturity value $80,001,133 (collateralized by U.S. government obligations, 0.00% to 4.50%, 12/9/10 to 2/15/16, par and fair value of $77,374,800 and $81,600,031, respectively)	80,000	80,000,000
Citigroup Global Markets Inc., 0.61%, dated 6/30/10, due 7/1/10, maturity value $190,003,219 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 7/1/10 to 4/1/57, par and fair value of $112,950,000 and $243,156,843, respectively)	190,000	190,000,000
Deutsche Bank Securities Inc., 0.04%, dated 6/30/10, due 7/1/10, maturity value $210,000,233 (collateralized by U.S. government obligations, 2.06% to 7.50%, 11/1/11 to 2/1/48, par and fair value of $724,713,713 and $216,300,000, respectively)	210,000	210,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $425,003,069 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 10.38%, 10/20/11 to 12/15/50, par and fair value of $527,151,705 and $467,893,163, respectively)	425,000	425,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

(Percentages shown are based on Net Assets)

SCHEDULE OF INVESTMENTS—(continued)

June 30, 2010 (Unaudited)

Repurchase Agreements	Par (000)	Value
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $50,000,361 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 10.38%, 10/20/11 to 12/15/50, par and fair value of $62,017,848 and $55,046,254, respectively)	$50,000	$50,000,000
HSBC Securities (USA) Inc., 0.19%, dated 6/30/10, due 7/1/10, maturity value $100,000,528 (collateralized by non-U.S. government debt securities, 0.00% to 6.30%, 9/20/10 to 3/1/38, par and fair value of $102,966,000 and $104,816,537, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.40%, dated 6/30/10, due 7/1/10, maturity value $50,000,556 (collateralized by non-U.S. government debt securities, 5.25% to 9.00%, 6/1/15 to 2/15/32, par and fair value of $45,645,000 and $51,501,602, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.46%, dated 6/30/10, due 7/1/10, maturity value $320,004,089 (collateralized by non-U.S. government debt securities, 0.00% to 12.00%, 1/30/11 to 7/15/37, par and fair value of $347,298,594 and $336,003,725, respectively)	320,000	320,000,000
Morgan Stanley & Co. Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $460,046,064 (collateralized by U.S. government obligations, 1.13% to 4.75%, 11/5/12 to 5/15/19, par and fair value of $445,231,600 and $469,304,459, respectively)	460,046	460,046,000

Total Repurchase Agreements—21.0%		3,079,046,000

Total Investments – 99.9% (Cost—$14,674,782,479*)		14,674,782,479
Other Assets in Excess of Liabilities—0.1%		13,412,278

Net Assets—100.0%		$14,688,194,757

GTD Guaranty

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Rate shown reflects the discount rate at the time of purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

(Percentages shown are based on Net Assets)

SCHEDULE OF INVESTMENTS—(concluded)

June 30, 2010 (Unaudited)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/ exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$14,674,782,479	—	$14,674,782,479

Total	—	$14,674,782,479	—	$14,674,782,479

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value – unaffiliated[1]	$11,595,736,479
Repurchase agreements – unaffiliated[2]	3,079,046,000
Cash	9,244,096
Interest receivable	5,056,338

Total Assets	14,689,082,913

LIABILITIES
Investment advisory fees payable	871,646
Professional fees payable	16,510

Total Liabilities	888,156

NET ASSETS	$14,688,194,757

[1] Investments at cost – unaffiliated	$11,595,736,479

[2] Repurchase agreements at cost – unaffiliated	$3,079,046,000

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Income	$27,313,409

EXPENSES
Investment advisory	9,335,704
Professional	52,253
Independent Trustees	93,209

Total expenses	9,481,166
Less fees waived by advisor	(2,946,174)

Total expenses after fees waived	6,534,992

NET INVESTMENT INCOME	20,778,417

REALIZED GAIN
Net realized gain from investments	637,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,415,586

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
Operations
Net investment income	$20,778,417	$117,041,788
Net realized gain	637,169	780,894

Net increase in net assets resulting from operations	21,415,586	117,822,682

Capital Transactions
Proceeds from contributions	36,862,606,215	130,222,744,339
Fair value of withdrawals	(43,330,574,572)	(131,694,780,219)

Net decrease in net assets derived from capital transactions	(6,467,968,357)	(1,472,035,880)

NET ASSETS
Total decrease in net assets	(6,446,552,771)	(1,354,213,198)
Beginning of period	21,134,747,528	22,488,960,726

End of period.	$14,688,194,757	$21,134,747,528

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.11%[1]	0.48%	2.90%[2]	5.40%	5.13%	3.28%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[3]	0.07%	0.07%	0.07%	0.08%	0.05%

Net investment income	0.22%[3]	0.48%	2.88%	5.23%	4.99%	3.27%

Supplemental Data
Net assets, end of period (000)	$14,688,195	$21,134,748	$22,488,961	$31,492,404	$6,924,965	$6,302,583

[1]	Aggregate total investment return.
[2]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by the investment advisor at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

[3]	Annualized.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The financial statements and these accompanying notes relate only to the Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: Money Market Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Money Market Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for the four years ended December 31, 2009. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

MIP entered into an investment advisory agreement with BlackRock Fund Advisors (the “Manager”), the Master Portfolio’s investment advisor, an indirect wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30, 2012. After giving effect to such contractual arrangement, the advisory fee of 0.10% will be waived to 0.07%. For the six months ended June 30, 2010, the amount included in fees waived by advisor in the Statement of Operations is $2,800,711.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pay an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive advisory fees to enable the Trust to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by advisor. The Manager may discontinue the waiver at any time. For the period ended June 30, 2010, such waiver amounted to $145,463. These contractual waivers are effective through April 30, 2012.

MIP entered into administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(concluded)

currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of June 30, 2010, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

4. Subsequent Event:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

OFFICERS AND TRUSTEES

Ronald W. Forbes, Co-Chair of the Board and Trustee	Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105
Rodney D. Johnson, Co-Chair of the Board and Trustee
David O. Beim, Trustee
Dr. Matina Horner, Trustee	Custodian
Herbert I. London, Trustee and Member of the Audit Committee	State Street Bank and Trust Company
Cynthia A. Montgomery, Trustee	Boston, MA 02101
Joseph P. Platt, Jr., Trustee	Transfer Agent State Street Bank and Trust Company Boston, MA 02101
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee	Accounting Agent State Street Bank and Trust Company Boston, MA 02101
Frederick W. Winter, Trustee and Member of the Audit Committee
Richard S. Davis, Trustee
Henry Gabbay, Trustee	Distributor SEI Investments Distribution Company Oaks, PA 19456
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President	Independent Registered Public Accounting Firm Pricewaterhouse Coopers LLP San Frasisco, CA 94111
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President	Legal Counsel Sidley Austin LLP New York, NY 10019
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer	Address of the Funds c/o the Distributor One Freedom Valley Drive Oaks, PA 19456
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong President

Date:	8/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong President

Date:	8/27/10

By:	/s/ Douglas S. Keith
Douglas S. Keith Treasurer and Chief Financial Officer

Date:	8/27/10